SHARE-BASED COMPENSATION - 2016 Global Incentive Plan (Details)			1 Months Ended				12 Months Ended
	Oct. 19, 2018 CNY (¥)	Jun. 08, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥) director shares	Sep. 30, 2018 $ / shares shares	Mar. 31, 2018 shares	Jan. 31, 2016 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) shares
Number of Shares
Granted (in shares) | shares				705,196
Valuation of options granted
Weighted average grant date fair value							$ 2.11		$ 0.86		$ 0.56
Research and development expenses
Valuation of options granted
Total share-based compensation expenses | ¥	¥ 8,935,076
General and administrative expenses
Valuation of options granted
Total share-based compensation expenses | ¥	¥ 10,535,229	¥ 33,537,572
Restricted share units
SHARE-BASED COMPENSATION
Vesting percentage			50.00%
Number of Shares
Granted (in shares) | shares			100,000
Valuation of options granted
Total share-based compensation expenses | ¥			¥ 375,123
Unrecognized compensation expense | ¥			¥ 2,597,292
Expenses expected to be recognized over a weighted average period			1 year 9 months
Number of independent directors | director			5
Amended 2016 Plan
SHARE-BASED COMPENSATION
Expiration period					10 years
Number of Shares
Outstanding at beginning of period (in shares) | shares							4,265,750	4,265,750
Granted (in shares) | shares					5,861,480		1,215,696	1,215,696
Forfeited (in shares) | shares							(167,200)	(167,200)
Outstanding at end of period (in shares) | shares							5,314,246	5,314,246		4,265,750
Exercisable at end of period (in shares) | shares							2,059,200						2,059,200
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)							$ 0.20
Granted (in dollars per share)							0.08
Forfeited (in dollars per share)							0.20
Outstanding at end of period (in dollars per share)							0.17		0.20
Options exercisable at end of period (in dollars per share)							$ 0.20
Weighted Average Contractual Term
Outstanding at end of period							0 years	0 years
Options vested or expected to vest at end of period							0 years	0 years
Aggregate Intrinsic Value
Outstanding at end of period | $							$ 17,644,761
Options exercisable at end of period | $							$ 6,795,360
Valuation of options granted
Risk-free rate of return, Minimum							2.78%	2.78%		2.25%		1.52%
Risk-free rate of return, Maximum							3.13%	3.13%		2.48%		1.95%
Volatility, Minimum							49.90%	49.90%		51.70%		54.80%
Volatility, Maximum							50.90%	50.90%		54.40%		56.50%
Expected dividend yield							0.00%	0.00%		0.00%		0.00%
Exercise multiple							$ 2.2		2.2		2.2
Fair value of underlying ordinary share, Minimum							2.05		0.44		0.44
Fair value of underlying ordinary share, Maximum							$ 4.10		$ 1.22		$ 0.80
Expected term							10 years	10 years		10 years		10 years
Total share-based compensation expenses | ¥								¥ 5,719,953		¥ 3,296,155		¥ 2,720,097
Unrecognized compensation expense | ¥													¥ 21,953,326
Expenses expected to be recognized over a weighted average period							3 years 3 months 29 days	3 years 3 months 29 days
Amended 2016 Plan | Cost of revenues
Valuation of options granted
Total share-based compensation expenses | ¥								¥ 246,947		253,545		220,226
Amended 2016 Plan | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses | ¥								2,124,728		1,611,160		1,377,422
Amended 2016 Plan | Research and development expenses
Valuation of options granted
Total share-based compensation expenses | ¥								955,538		832,782		708,847
Amended 2016 Plan | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses | ¥								¥ 2,392,740		598,668		413,602
Amended 2016 Plan | Restricted share units
Number of Shares
Granted (in shares) | shares							100,000	100,000
Outstanding at end of period (in shares) | shares							100,000	100,000
Weighted Average Exercise Price
Granted (in dollars per share)							$ 4.33
Outstanding at end of period (in dollars per share)							$ 4.33
2018 Plan
SHARE-BASED COMPENSATION
Percentage of increase in total number of ordinary shares issued and outstanding				1.50%
Number of Shares
Granted (in shares) | shares				6,733,703
Valuation of options granted
Total share-based compensation expenses							$ 265,874,927			62,527,098		78,304,903
2018 Plan | Cost of revenues
Valuation of options granted
Total share-based compensation expenses							246,947			253,545		220,226
2018 Plan | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses							2,124,728			1,611,160		1,377,422
2018 Plan | Research and development expenses
Valuation of options granted
Total share-based compensation expenses							52,864,313			13,878,635		13,530,062
2018 Plan | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses							$ 210,638,939			¥ 46,783,758		¥ 63,177,193
Tranche One | Amended 2016 Plan
SHARE-BASED COMPENSATION
Vesting percentage						40.00%
Vesting period						3 years
Number of Shares
Granted (in shares) | shares						4,776,250
Weighted Average Exercise Price
Granted (in dollars per share)						$ 0.20
Tranche Two | Amended 2016 Plan
SHARE-BASED COMPENSATION
Vesting period				4 years
Number of Shares
Granted (in shares) | shares				70,519
Weighted Average Exercise Price
Granted (in dollars per share)				$ 0